CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss)	$ 434	$ 1,203	$ 215
Items that may be reclassified subsequently to net income (loss):
Foreign currency translation	13	(422)	127
Available-for-sale securities	0	0	8
Net investment and cash flow hedges	(132)	72	(25)
Equity accounted investment	0	(1)	(5)
Reclassification to profit or loss on disposal	18	0	0
Taxes on the above items	13	(8)	(1)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(88)	(359)	104
Items that will not be reclassified subsequently to net income (loss):
Revaluation of pension obligations	(122)	(70)	5
Fair value through other comprehensive income	10	35	0
Taxes on the above items	2	6	0
Total other comprehensive income (loss)	(198)	(388)	109
Comprehensive income (loss)	236	815	324
Attributable to:
Limited partners	11	1	(29)
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	16	1	(28)
Special Limited Partners	0	278	142
Interest of others in operating subsidiaries	209	535	239
Comprehensive income (loss)	$ 236	$ 815	$ 324